Annual Total Returns - Consumer Discretionary Portfolio [BarChart] - 02.28 VIP Sector Funds Investor Combo PRO-20 - Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.76%)
Annual Return 2012	21.45%
Annual Return 2013	41.05%
Annual Return 2014	9.58%
Annual Return 2015	4.66%
Annual Return 2016	5.12%
Annual Return 2017	22.07%
Annual Return 2018	(1.16%)
Annual Return 2019	27.12%
Annual Return 2020	36.00%